OTHER ASSETS - Additional Information (Detail) (CNY)	1 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009
Other Assets and Other Liabilities [Line Items]
Increase in other assets		85,239,597		85,239,597
Deposit for Purchase of an office building	18,921,000		18,921,000